Share-based compensation (Tables)	6 Months Ended
Jun. 30, 2026
Share-Based Payment Arrangement, Noncash Expense [Abstract]
Schedule of Share-Based Compensation

Share-based compensation was recorded in the following items within the statements of operations:

	Six months ended June 30,
	2026	2025
	Unaudited

Cost of revenues	$5,434	$13,055
Research and development, net	7,662	20,813
Sales and marketing	2,737	11,207
General and administrative	47,870	36,888

Total expenses	$63,703	$81,963

Schedule of Share Option Activity

A summary of the share option activity for the six months ended June 30, 2026 is as follows:

	Number of options	Weighted average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Options outstanding as of January 1, 2026	639,756	$1.15	2.53	$6,398

Exercise	19,899	1.05		$19,302
Forfeited	45,767	1.02

Options outstanding as of June 30, 2026	574,090	$1.16	2.08	$(103,926)

Options exercisable as of June 30, 2026	374,586	$1.04	1.76	$(20,881)